FAIR VALUE MEASUREMENTS - Changes in the level 3 fair value of warrant liabilities (Details) - MedTech Acquisition Corp - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities			Change in fair value of warrant liabilities	Change in fair value of warrant liabilities
Transfers in or out of Level 3					$ 0	$ 0	$ 0
Level 3
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Change in fair value								$ 4,333,333
Level 3 | Warrants Liabilities
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Fair value at beginning of the period		$ 394,667		$ 2,565,333	394,667	2,565,333	2,565,333	14,642,666
Change in fair value							(2,170,666)	(7,744,000)
Transfer to level 1								(4,333,333)
Fair value at end of the period							394,667	2,565,333
Level 3 | Private Placement Warrants
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Fair value at beginning of the period	$ 296,000	394,667	$ 1,282,667	2,565,333	394,667	2,565,333	2,565,333	5,476,000
Change in fair value	(98,667)	(98,667)	(888,000)	(1,282,666)			(2,170,666)	(2,910,667)
Fair value at end of the period	$ 197,333	$ 296,000	$ 394,667	1,282,667	$ 197,333	394,667	394,667	2,565,333
Level 3 | Public Warrants
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Fair value at beginning of the period				$ 0		$ 0	$ 0	9,166,666
Change in fair value								(4,833,333)
Transfer to level 1								(4,333,333)
Fair value at end of the period								$ 0